Financial liabilities at amortized cost - borrowing, financing and securitized borrowings (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 147,243	$ 97,454	$ 133,401
Addition due to business combination	4,729
New borrowings	581,142	116,349	17,974
Payments – principal	(159,983)	(60,523)	(27,893)
Payments – interest	(30,756)	(7,056)	(1,348)
Interest accrued	31,074	6,225	3,685
Effect of changes in exchange rates (OCI)	12,119	(5,206)	(28,365)
Balance at end of the year	585,568	147,243	97,454
Bill Of Exchange [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	10,400	17,684	22,157
Addition due to business combination
New borrowings
Payments – principal	(9,447)	(6,372)	(237)
Payments – interest	(1,889)	(600)	(24)
Interest accrued	42	683	770
Effect of changes in exchange rates (OCI)	894	(995)	(4,982)
Balance at end of the year		10,400	17,684
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	136,843	19,644
Addition due to business combination
New borrowings	121,142	116,349	17,974
Payments – principal	(146,078)
Payments – interest	(8,301)	(1,908)
Interest accrued	8,340	4,766	236
Effect of changes in exchange rates (OCI)	6,248	(2,008)	1,434
Balance at end of the year	118,194	136,843	19,644
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
Addition due to business combination	4,729
New borrowings
Payments – principal	(4,458)
Payments – interest	(568)
Interest accrued	158
Effect of changes in exchange rates (OCI)	139
Balance at end of the year
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
Addition due to business combination
New borrowings	460,000
Payments – principal
Payments – interest	(19,998)
Interest accrued	22,534
Effect of changes in exchange rates (OCI)	4,838
Balance at end of the year	467,374
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year		60,126	77,061
New borrowings
Payments – principal		(54,151)	(1,508)
Payments – interest		(4,548)	(45)
Interest accrued		776	1,936
Effect of changes in exchange rates (OCI)		(2,203)	(17,318)
Balance at end of the year			60,126
Bank Credit Bill [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year			34,183
New borrowings
Payments – principal			(26,148)
Payments – interest			(1,279)
Interest accrued			743
Effect of changes in exchange rates (OCI)			(7,499)
Balance at end of the year